                                                                                      Jan Fischer-Wade
                                                                    Allstate Life Insurance Company
                                                                                   Phone: 402.975.6368
                                                                             Email: jfis6@allstate.com

VIA EDGAR TRANSMISSION

May 1, 2015

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:   Allstate Life Insurance Company
         Allstate Financial Advisors Separate Account I ("Registrant")
         Registration Statements on Form N-4
         Certification Pursuant to Rule 497(j) of the Securities Act of 1933

Members of the Commission:

In accordance with Rule 497(j) under the Securities Act of 1933, on behalf of the Registrant, we hereby certify that:

1. For each Registration Statement shown below, the form of Prospectus and Statement of Additional Information that would have been filed under 497(c) under the Securities Act of 1933 would not have differed from that contained in the most recent Registration Statement or amendment, and

2. The text of the most recent Registration Statement or amendment has been filed with the Commission electronically.

Registrant                                                      Depositor                                   1940 Act #                       Registration Statement

Allstate Financial                                       Allstate Life                                  811-09327                                333-114560
Advisors Separate                                       Insurance                                                                                     333-114562
Account I                                                      Company                                                                                      333-102295

You may direct any questions regarding this filing to the undersigned at (402) 975-6368.

Very truly yours,

/s/ JAN FISCHER-WADE
Jan Fischer-Wade
Senior Attorney